Income Taxes	3 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
Income Taxes
10 - Income Taxes
The Company is subject to income taxes in the U.K., U.S. and foreign jurisdictions. The Company bases its interim tax provision on an estimated annual effective tax rate applied to year-to-date results, and records discrete items in the period to which they relate. Each quarter, the estimated annual effective tax rate is updated and a year-to-date adjustment to our tax provision is recorded as necessary. For the three months ended June 30, 2025 and 2024, the Company’s income tax benefit (expense) was $(16.0) million and $(21.0) million, respectively. The effective tax rate differed from the 25% U.K.
statutory rate primarily due to the impacts of gross basis withholding taxes, the U.K. patent box regime, research and development tax credits and tax deductions associated with share-based compensation.

During the three months ended June 30, 2025, there were no material changes to unrecognized tax benefits, and there is no expectation of material changes in the Company’s unrecognized tax benefits within the next twelve months. The Company is subject to reviews by the U.K. tax authorities for the fiscal year ended March 31, 2019 and subsequent years and by the U.S. tax authorities for the calendar year ended December 31, 2003 and most subsequent years.

The Organisation for Economic Co-Operation and Development (“OECD”) reached an agreement to implement a minimum 15% tax rate on certain multinational enterprises. In July 2023, the U.K. enacted legislation to implement this OECD framework. Other countries where the Company does business have implemented, or are considering implementing, similar regulations and interpretations. The OECD’s minimum tax did not have a material impact on its financial statements for the three months ended June 30, 2025 and 2024.
On July 4, 2025, the U.S. President signed the One Big Beautiful Bill Act. The Company is currently evaluating the impact of such legislation on its financial statements.